Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 reporting_units	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reporting Units for Goodwill	1
Fair value of recognized acquired assets	100.00%
Non controlling interest in acquisitions	100.00%
Recognized liabilities acquired	100.00%
Cash To Facilitate Trust Operations And Customer Transactions	$ 3.1	$ 2.9
European Sub Group Cash And Cash Equivalent	528.3	440.0
non-U.S. cash and cash equivalents	662.9	551.8
Cash deposits with clearing organizations	11.3	11.2
Security deposit assets	1.9	2.1
Security Deposit Assets Receivable, Description of Interest Rate	.001	.001
Share Based Payment, Estimated Forfeitures, Percentage	5.00%
Percentage of Excess in Projected Benefit Obligation and Fair Value Assets To Be Amortized	10.00%
Advertising Costs	31.9	19.5	17.9
Cumulative Effect on Retained Earnings, Net of Tax				274.3
CLO [Member]
Reporting Period Lag Between Parent Company and Consolidated Entity	1 month
Retained Earnings Appropriated For Investors In Consolidated Investment Products [Member]
Cumulative Effect on Retained Earnings, Net of Tax				274.3
Retained Earnings [Member]
Cumulative Effect on Retained Earnings, Net of Tax				$ 5.2
Minimum [Member]
Intangible assets, useful life, years	2 years
Maximum [Member]
Amortization Period of Sales Commission of Share B Redemptions	6 years
Cash Equivalent, Maturity Period	3 months
Settlement Period for Fund and Investor Receivables	4 days
Intangible assets, useful life, years	12 years
Maximum [Member]
Property, Plant and Equipment, Useful Life, Minimum	7 years
Building [Member]
Expected useful life	50
Minimum [Member]
Property, Plant and Equipment, Useful Life, Minimum	3 years
Software Development [Member]
Expected useful life	5